Leases	6 Months Ended
Jun. 30, 2026
Lease Disclosure [Abstract]
Leases	Leases
The Company’s right-of-use assets by class of assets are as follows:

	Premises	Total
	$	$
Costs
Balance – December 31, 2025	7,177	7,177
Additions	4,750	4,750
Additions through acquisitions	223	223
Modifications to and disposals of lease contracts	(2,877)	(2,877)
Effects of foreign exchange	(550)	(550)
Balance – June 30, 2026	8,723	8,723

Accumulated amortization
Balance – December 31, 2025	4,790	4,790
Amortization	945	945
Modifications to and disposals of lease contracts	(2,253)	(2,253)
Effects of foreign exchange	(378)	(378)
Balance – June 30, 2026	3,104	3,104

Carrying value
Net balance – December 31, 2025	2,387	2,387
Net balance – June 30, 2026	5,619	5,619
The Company’s lease obligations are as follows:

2026
$
Balance – January 1	2,560
Additions	4,718
Additions through acquisitions	201
Disposals	(630)
Interest accretion	142
Lease repayments	(984)
Effects of foreign exchange	(189)
Balance – June 30	5,818

Current	1,941
Non-current	3,877
5,818
Expenses incurred for the three and six months ended June 30, 2026 and 2025 relating to short-term leases and leases of low-value assets were $10 and $21, respectively (2025 - $15 and $27).